ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
ACCRUALS AND OTHER CURRENT LIABILITIES	10. ACCRUALS AND OTHER CURRENT LIABILITIES
	As of September 30,
	2024	2025
	US$	US$
Accrued consulting fee	115,000	328,855
Other payables	50,577	46,146
	165,577	375,001